Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant
Schedule I — Condensed Financial Information of Registrant

ONEMAIN HOLDINGS, INC.
Condensed Balance Sheets

(dollars in millions)
December 31,	2015	2014

Assets
Cash and cash equivalents	$1	$6
Investment in subsidiaries	2,688	1,825
Note receivable from affiliate	134	239
Receivable from affiliate	1	—
Total assets	$2,824	$2,070

Liabilities and Shareholders’ Equity
Payable to affiliates	$10	$8
Deferred and accrued taxes	5	1
Total liabilities	15	9
Shareholders’ equity	2,809	2,061
Total liabilities and shareholders’ equity	$2,824	$2,070

See Notes to Condensed Financial Statements.
ONEMAIN HOLDINGS, INC.
Condensed Statements of Operations and Comprehensive Income

			Period
			August 9, 2013
			Through
(dollars in millions)	December 31, 2015	December 31, 2014	December 31, 2013

Interest income from affiliate	$13	$8	$2
Investment income	1	—	—
Income before provision for income taxes	14	8	2
Provision for income taxes	5	3	1
Equity in undistributed net income (loss) from subsidiaries	(229)	458	41
Net income (loss)	(220)	463	42
Other comprehensive income (loss), net of tax	(36)	(25)	1
Comprehensive income (loss)	$(256)	$438	$43

See Notes to Condensed Financial Statements.
ONEMAIN HOLDINGS, INC.
Condensed Statements of Cash Flows

			Period
			August 9, 2013
			Through
(dollars in millions)	December 31, 2015	December 31, 2014	December 31, 2013

Net cash provided by operating activities	$23	$—	$—

Cash flows from investing activities
Capital contributions to subsidiaries	(1,100)	—	—
Principal collections on note receivable from affiliate	96	—	—
Cash advance on note receivable from affiliate	—	—	(230)
Net cash used for investing activities	(1,004)	—	(230)

Cash flows from financing activities
Proceeds from issuance of common stock, net of offering costs paid	976	—	236
Net cash provided by financing activities	976	—	236

Net change in cash and cash equivalents	(5)	—	6
Cash and cash equivalents at beginning of period	6	6	—
Cash and cash equivalents at end of period	$1	$6	$6

Supplemental non-cash financing activities
Increase in payable to affiliate for stock offering costs	$2	$—	$5

See Notes to Condensed Financial Statements.
ONEMAIN HOLDINGS, INC.
Notes to Condensed Financial Statements

1. Organization and Purpose

OneMain Holdings, Inc. (formerly Springleaf Holdings, Inc.) is referred to in this schedule as “OMH”. OMH is a Delaware Corporation.

Springleaf Holdings, LLC , a subsidiary of AGF Holding Inc., was incorporated on August 5, 2013. In connection with its formation, Springleaf Holdings, LLC issued 100 common interests to AGF Holding Inc., its sole member. Springleaf Holdings, LLC was formed solely to acquire, through a series of restructuring transactions, all of the common stock of Springleaf Finance, Inc. (“SFI”), an Indiana corporation. Springleaf Holdings, LLC did not engage in any significant activities from the date of inception of August 5, 2013 to October 9, 2013 other than those incidental to its formation including the issuance of common interests in the amount of $1,000 on August 9, 2013.

On November 15, 2015, OMH completed its acquisition of OneMain Financial Holdings, LLC (“OMFH”) from CitiFinancial Credit Company for $4.5 billion in cash (the OneMain Acquisition”). In connection with the OneMain Acquisition, Springleaf Holdings, Inc. changed its name to OneMain Holdings, Inc. (previously defined above as “OMH”). As a result of the OneMain Acquisition, OMFH became a wholly owned, indirect subsidiary of OMH.

2. Accounting Policies

OMH records its investments in subsidiaries at cost plus the equity in undistributed net income (loss) from subsidiaries since the date of incorporation or, if purchased, the date of the acquisition. The condensed financial statements of the registrant should be read in conjunction with OMH’s consolidated financial statements.

3. Note Receivable from Affiliate

Note receivable from affiliate reflects a master note with SFI. The interest rate on the unpaid principal balance is the lender’s cost of funds rate, which was 5.82% at December 31, 2015. Interest income on the master note totaled $13 million and $8 million for 2015 and 2014, respectively, and $2 million for the period of August 9, 2013 through December 31, 2013.

4. Payable to Affiliates

Payable to affiliates primarily reflects offering costs incurred in conjunction with the public offerings in 2013 and 2015 and tax liabilities that were paid by affiliates on behalf of OMH. No interest was charged for these transactions.

5. Subsidiary Debt Guarantee

SFC Indentures

On December 3, 2014, OMH entered into an Indenture and First Supplemental Indenture pursuant to which it agreed to fully and unconditionally guarantee, on a senior basis, the payments of principal, premium (if any) and interest on $700 million of 5.25% Senior Notes due 2019 issued by Springleaf Finance Corporation (“SFC”) (the “5.25% SFC Notes”). As of December 31, 2015, approximately $700 million aggregate principal amount of the 5.25% SFC Notes were outstanding.

On December 30, 2013, OMH entered into Guaranty Agreements whereby it agreed to fully and unconditionally guarantee the payments of principal, premium (if any), and interest on approximately $5.2 billion aggregate principal amount of senior notes on a senior basis and $350 million aggregate principal amount of a junior subordinated debenture on a junior subordinated basis issued by SFC (collectively, the “SFC Notes”). The SFC Notes consisted of the following: 8.25% Senior Notes due 2023; 7.75% Senior Notes due 2021; 6.00% Senior Notes due 2020; a 60-year junior subordinated debenture; and all senior notes outstanding on December 30, 2013, issued pursuant to the Indenture dated as of May 1, 1999 (the “1999 Indenture”), between SFC and Wilmington Trust, National Association (the successor trustee to Citibank N.A.). The 60-year junior subordinated debenture underlies the trust preferred securities sold by a trust sponsored by SFC. On December 30, 2013, OMH entered into a Trust Guaranty Agreement whereby it agreed to fully and unconditionally guarantee the related payment obligations under the trust preferred securities. As of December 31, 2015, approximately $4.2 billion aggregate principal amount of the SFC Notes, including $2.3 billion aggregate principal amount of senior notes under the 1999 Indenture, and $350 million aggregate principal amount of a junior subordinated debenture were outstanding.

The OMH guarantees of SFC’s long-term debt discussed above are subject to customary release provisions.

OMFH Indenture

On December 11, 2014, OMFH and certain of its subsidiaries entered into an indenture (the “OMFH Indenture”), among OMFH, the guarantors listed therein and The Bank of New York Mellon, as trustee, in connection with OMFH’s issuance of $700 million aggregate principal amount of 6.75% Senior Notes due 2019 and $800 million in aggregate principal amount of 7.25% Senior Notes due 2021 (collectively, the “OMFH Notes”). The OMFH Notes are OMFH’s unsecured senior obligations, guaranteed on a senior unsecured basis by each of its wholly owned domestic subsidiaries other than certain subsidiaries, including its insurance subsidiaries and securitization subsidiaries. As of December 31, 2015, approximately $1.5 billion aggregate principal amount of the OMFH Notes were outstanding.